Non-controlling interests	12 Months Ended
Dec. 31, 2018
Non-controlling interests
Non-controlling interests

26. Non-controlling interests

Non-controlling interests include the net amount of the equity of subsidiaries attributable to equity instruments that do not belong, directly or indirectly, to the Bank, including the portion attributed to them of profit for the year.

a)   Breakdown

The breakdown by subsidiary of Equity - Non-controlling interests is as follows:

	12/31/2017	12/31/2018

Equity as of balance-sheet date attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	14	17
Other	15	15
	29	32
Profit for the year attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	—	3
Other	—	—

b)   Changes

The changes in Non-controlling interests are summarized as follows:

	2017	2018

Beginning balance	55	29
Profit for the year attributable to non-controlling interests	—	3
Other	(26)	—
Balance at year-end	29	32

The foregoing changes are shown in the consolidated statement of changes in equity.